UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2011

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Large Cap Growth Fund

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Management, Portfolio Allocation Management and Sub-Invesment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Select Managers Large Cap Growth Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets proved quite volatile during the reporting period as investors struggled with persistently sluggish U.S. and global economic growth.An escalating sovereign debt crisis in Europe, monetary tightening in China and India and a contentious debate regarding taxes, spending and borrowing in the United States sparked a flight to quality in which equity investors generally flocked to relatively safer equity alternatives, such as large-cap, multinational companies with strong cash flows and balance sheets.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. However, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your long-term investment targets, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2011, through November 30, 2011, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Select Managers Large Cap Growth Fund’s Class A shares produced a total return of –6.90%, Class C shares returned –7.25% and Class I shares returned –6.76%.1 In comparison, the total return of the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, was –5.00% for the same period.2

The reporting period proved volatile as macroeconomic disappointments throughout the world took their toll on investor sentiment and U.S. stock prices.The fund produced lower returns than its benchmark, primarily due to shortfalls in the consumer staples sector.

The Fund’s Investment Approach

The fund has been managed under a multi-manager approach.As of the reporting period’s end, the fund’s assets were allocated among three sub-advisers, each of whom acts independently and uses their own methodology to select investments. 41% of the fund’s assets were under the management of Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks. Approximately 38% of the fund’s assets were under the management of Goldman Sachs Asset Management, LP, which employs a bottom-up approach to stock selection.Approximately 20% of the fund’s assets were under the management of Mar Vista Investment Partners, LLC, which employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Deteriorating Sentiment Sparked Volatility

Investor confidence generally was shaken in the spring of 2011 when Greece and other members of the European Union struggled with a resurgent debt crisis and regional policymakers disagreed on remedial measures.At the same time, the U.S. economy slowed amid stubbornly high unemployment and weak housing markets, and a contentious political debate regarding U.S. government spending and borrowing intensified. These concerns were exacerbated by the lingering effects of natural and nuclear disasters in Japan and inflation fears in the emerging markets, particularly China and India.

As investors became more risk-averse, they shifted their focus to traditionally defensive investments, producing bouts of heightened stock market volatility. Turbulence was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, stocks that had been hard-hit in late summer rebounded to a significant degree in October as some macroeconomic concerns eased. While large-cap stocks generally produced higher returns than their mid- and small-cap counterparts during the market downturn, value stocks lagged more growth-oriented stocks.

Defensive/Mega Cap Stocks Dominated

In this challenging climate, mega-cap, defensive stocks led. The fund emphasized large (not mega) cap and more offensive positions. In addition, the fund’s relative performance was undermined by disappointing stock selections in the consumer staples sector. Beauty products seller Avon Products declined sharply due to regulatory investigations into the company’s foreign operations and relationships with securities analysts. Green Mountain Coffee Roasters was hurt by a slowdown in sales of the company’s innovative K-Cup portion packs.

4

Weakness in the consumer staples sector was offset to a significant degree by better performance in other industry groups, especially the industrials sector. For example, tire maker Goodrich was acquired by industrial conglomerate United Technologies at a substantial premium to its then-prevailing share price.

We made no changes to the fund’s strategic allocations among sub-advisers during the reporting period.

Thank You for Your Support

As you likely already know, the fund was liquidated on December 13, 2011. We would like to extend our appreciation to the fund’s shareholders for their participation and support.

December 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Large Cap Growth Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.03	$9.64	$4.83
Ending value (after expenses)	$931.00	$927.50	$932.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011
	Class A	Class C	Class I
Expenses paid per $1,000†	$6.31	$10.08	$5.05
Ending value (after expenses)	$1,018.75	$1,015.00	$1,020.00

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C and 1.00% for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2011 (Unaudited)

Common Stocks—96.7%	Shares	Value ($)
Consumer Discretionary—14.6%
Amazon.com	628[a]	120,758
BorgWarner	890[a]	58,669
Chipotle Mexican Grill	295[a]	94,860
Home Depot	1,215	47,652
Johnson Controls	1,422	44,765
Las Vegas Sands	970[a]	45,309
Lowe’s	4,640	111,406
Lululemon Athletica	895 [a]	44,482
Marriott International, Cl. A	2,520	77,162
Marriott Vacations Worldwide	0[a]	5
NIKE, Cl. B	1,032	99,258
priceline.com	42[a]	20,407
Starbucks	2,075	90,221
Target	845	44,532
Urban Outfitters	2,064[a]	55,687
VF	215	29,818
Walt Disney	2,086	74,783
		1,059,774
Consumer Staples—9.2%
Anheuser-Busch, ADR	1,232	73,920
Avon Products	2,339	39,763
Coca-Cola	632	42,489
Colgate-Palmolive	808	73,932
Costco Wholesale	1,183	100,910
Green Mountain Coffee Roasters	535[a]	28,050
PepsiCo	2,005	128,320
Procter & Gamble	1,663	107,380
Whole Foods Market	450	30,645
Yum! Brands	728	40,797
		666,206

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy—9.0%
Baker Hughes	1,225		66,897
Cameron International	618	[a]	33,366
Chevron	693		71,254
Continental Resources	660	[a]	46,589
Devon Energy	786		51,452
Exxon Mobil	850		68,374
Halliburton	1,780		65,504
Occidental Petroleum	1,150		113,735
Schlumberger	1,795		135,217
			652,388
Financial—8.7%
American Express	1,448		69,562
Berkshire Hathaway, Cl. B	784	[a]	61,748
CBRE Group	4,392[a]		73,829
CME Group	319		79,520
JPMorgan Chase & Co	1,195		37,009
Mastercard, Cl. A	455		170,421
Morgan Stanley	2,010		29,728
Northern Trust	1,059		39,850
Visa, Cl. A	760		73,697
			635,364
Health Care—5.3%
Alexion Pharmaceuticals	590	[a]	40,509
Celgene	1,170[a]		73,804
Intuitive Surgical	235[a]		102,039
Johnson & Johnson	463		29,965
St Jude Medical	2,112		81,185
Teva Pharmaceutical Industries, ADR	1,429		56,603
			384,105
Industrial—7.5%
Cummins	645		62,133
Deere & Co.	401		31,779

8

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Emerson Electric	1,469		76,755
Expeditors International of Washington	1,569		68,267
FedEx	721		59,901
Honeywell International	1,401		75,864
Parker Hannifin	548		45,363
Stanley Black & Decker	590		38,604
Thermo Fisher Scientific	1,295	[a]	61,189
Union Pacific	253		26,163
			546,018
Information Technology—29.2%
Activision Blizzard	1,505		18,692
Altera	1,590		59,895
Apple	1,158	[a]	442,588
ARM Holdings, ADR	2,635		74,491
ASML Holding (NY Shares)	1,211		47,871
Broadcom, Cl. A	550	[a]	16,690
Check Point Software Technologies	1,190	[a]	65,855
Electronic Arts	1,180	[a]	27,364
EMC	2,228	[a]	51,266
Equinix	732	[a]	73,215
Google, Cl. A	473	[a]	283,512
Intel	2,755		68,627
Intuit	1,113		59,256
KLA-Tencor	1,635		75,374
Microsoft	2,710		69,322
NetApp	3,620	[a]	133,325
Oracle	6,478		203,086
Rackspace Hosting	2,064	[a]	89,536
Salesforce.com	898	[a]	106,341
VMware, Cl. A	853	[a]	82,468
Xilinx	2,437		79,714
			2,128,488

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares	Value ($)
Materials—5.0%
Caterpillar		615	60,196
Freeport-McMoRan Copper & Gold		1,703	67,439
Monsanto		510	37,460
Praxair		1,251	127,602
Precision Castparts		447	73,643
			366,340
Telecommunications—8.2%
American Tower, Cl. A		3,687 [a]	217,533
Crown Castle International		1,963 [a]	83,074
QUALCOMM		5,431	297,619
			598,226

Total Investments (cost $6,129,446)		96.7%	7,036,909
Cash and Receivables (Net)		3.3%	241,989
Net Assets		100.0%	7,278,898

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	29.2	Telecommunications	8.2
Consumer Discretionary	14.6	Industrial	7.5
Consumer Staples	9.2	Health Care	5.3
Energy	9.0	Materials	5.0
Financial	8.7		96.7

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		6,129,446	7,036,909
Cash			506,991
Receivable for investment securities sold			37,220
Dividends receivable			10,756
Due from The Dreyfus Corporation and affiliates—Note 3(c)			18,527
			7,610,403
Liabilities ($):
Payable for investment securities purchased			317,815
Accrued expenses			13,690
			331,505
Net Assets ($)			7,278,898
Composition of Net Assets ($):
Paid-in capital			6,011,249
Accumulated Investment (loss)—net			(5,625)
Accumulated net realized gain (loss) on investments			365,811
Accumulated net unrealized appreciation
(depreciation) on investments			907,463
Net Assets ($)			7,278,898

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,217,238	1,204,707	4,856,953
Shares Outstanding	80,484	80,513	320,000
Net Asset Value Per Share ($)	15.12	14.96	15.18

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $82 foreign taxes withheld at source)	38,367
Income from securities lending—Note 1(b)	7
Total Income	38,374
Expenses:
Management fee—Note 3(a)	27,247
Registration fees	88,366
Professional fees	9,127
Custodian fees—Note 3(c)	7,627
Distribution fees—Note 3(b)	4,504
Shareholder servicing costs—Note 3(c)	3,168
Prospectus and shareholders’ reports	1,222
Loan commitment fees—Note 2	55
Miscellaneous	9,161
Total Expenses	150,477
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(106,478)
Net Expenses	43,999
Investment (Loss)—Net	(5,625)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(85,993)
Net unrealized appreciation (depreciation) on investments	(445,407)
Net Realized and Unrealized Gain (Loss) on Investments	(531,400)
Net (Decrease) in Net Assets Resulting from Operations	(537,025)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011[a]
Operations ($):
Investment (loss)—net	(5,625)	(13,480)
Net realized gain (loss) on investments	(85,993)	605,832
Net unrealized appreciation
(depreciation) on investments	(445,407)	1,352,870
Net Increase (Decrease) in Net Assets
Resulting from Operations	(537,025)	1,945,222
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(24,240)
Class C Shares	—	(24,240)
Class I Shares	—	(96,960)
Total Dividends	—	(145,440)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	7,500	1,046,000
Class C Shares	8,167	1,000,000
Class I Shares	—	4,000,000
Cost of shares redeemed:
Class A Shares	(15,321)	(30,205)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	346	6,015,795
Total Increase (Decrease) in Net Assets	(536,679)	7,815,577
Net Assets ($):
Beginning of Period	7,815,577	—
End of Period	7,278,898	7,815,577
Undistributed investment (loss)—net	(5,625)	—
Capital Share Transactions (Shares):
Class A
Shares sold	484	82,859
Shares redeemed	(992)	(1,867)
Net Increase (Decrease) in Shares Outstanding	(508)	80,992
Class C
Shares sold	513	80,000
Class I
Shares sold	—	320,000

a From July 1, 2010 (commencement of operations) to May 31, 2011.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2011	Year Ended
Class A Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	16.24	12.50
Investment Operations:
Investment (loss)—net[b]	(.01)	(.03)
Net realized and unrealized
gain (loss) on investments	(1.11)	4.07
Total from Investment Operations	(1.12)	4.04
Distributions:
Dividends from net realized gain on investments	—	(.30)
Net asset value, end of period	15.12	16.24
Total Return (%)[c,d]	(6.90)	32.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.19	4.15
Ratio of net expenses to average net assets[e]	1.25	1.25
Ratio of net investment (loss)
to average net assets[e]	(.20)	(.24)
Portfolio Turnover Rate[d]	86.14	127.65
Net Assets, end of period ($ x 1,000)	1,217	1,316

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	November 30, 2011	Year Ended
Class C Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	16.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.14)
Net realized and unrealized
gain (loss) on investments	(1.10)	4.07
Total from Investment Operations	(1.17)	3.93
Distributions:
Dividends from net realized gain on investments	—	(.30)
Net asset value, end of period	14.96	16.13
Total Return (%)[c,d]	(7.25)	31.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.94	4.90
Ratio of net expenses to average net assets[e]	2.00	2.00
Ratio of net investment (loss)
to average net assets[e]	(.95)	(.99)
Portfolio Turnover Rate[d]	86.14	127.65
Net Assets, end of period ($ x 1,000)	1,205	1,290

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2011	Year Ended
Class I Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	16.28	12.50
Investment Operations:
Investment income—net[b]	.00 [c]	.00	[c]
Net realized and unrealized
gain (loss) on investments	(1.10)	4.08
Total from Investment Operations	(1.10)	4.08
Distributions:
Dividends from net realized gain on investments	—	(.30)
Net asset value, end of period	15.18	16.28
Total Return (%)[d]	(6.76)	32.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	3.93	3.90
Ratio of net expenses to average net assets[e]	1.00	1.00
Ratio of net investment income
to average net assets[e]	.05	.00	[f]
Portfolio Turnover Rate[d]	86.14	127.65
Net Assets, end of period ($ x 1,000)	4,857	5,210

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
f	Amount represents less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Large Cap Growth Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), is a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Cupps Capital Management, LLC (“CCM”), Goldman Sachs Asset Management, L.P. (GSAM”) and Mar Vista Investment Partners, LLC (“MarVista”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

On November 22, 2011, the Board of Directors of Strategic Funds, Inc. approved the liquidation of the fund, effective at the close of business on December 13, 2011. Accordingly, effective on November 22, 2011, no new or subsequent investments in the fund were permitted, except that participants in group retirement plans (and their successor plans) will continue to be able to invest in the fund up until the effective date. In addition, effective on November 22, 2011, the contingent deferred sales charge (“CDSC”) applicable to redemptions of Class C shares and certain Class A shares of the fund were waived on any redemption of such fund shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a CDSC imposed on Class C

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 Class A, 80,000 Class C and 320,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

18

measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official clos-

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

20

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	6,673,687	—	—	6,673,687
Equity Securities—
Foreign†	363,222	—	—	363,222

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2011, The Bank of NewYork Mellon earned $2 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2011	($)	Purchases ($)	Sales ($)	11/30/2011	($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	—		410,489	410,489	—		—

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: ordinary income $145,440. The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until December 13, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $106,478 during the period ended November 30, 2011.

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus and each of CCM, GSAM and Mar Vista, each Sub-Investment Advisory Agreement will continue until December 13, 2011. Dreyfus pays CCM, GSAM and Mar Vista separate monthly fees at an annual percentage rate based on the average daily net assets of the fund under the Sub-Adviser’s Management.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2011, Class C shares were charged $4,504 pursuant to the Plan.

24

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class A and Class C shares were charged $1,533 and $1,501, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $134 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $8 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $7,627 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,432, Rule 12b-1 distribution plan fees $733, shareholder services plan fees $492, custodian fees $7,082, chief compliance officer fees $4,743 and transfer agency per account fees $49, which are offset against an expense reimbursement currently in effect in the amount of $36,058.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2011, amounted to $6,166,899 and $6,339,644, respectively.

At November 30, 2011, accumulated net unrealized appreciation on investments was $907,463, consisting of $1,053,405 gross unrealized appreciation and $145,942 gross unrealized depreciation.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services; (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors, LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements with each of MarVista Investment Partners, LLC, Cupps Capital Management, LLC, and Goldman Sachs Asset Management (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as sub-investment adviser and provide day-today management of a percentage of the fund’s portfolio (collectively, the “Sub-Advisory Agreements”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and EACM. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus and EACM confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size, and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary

The Fund	27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the personnel associated with Dreyfus, EACM, and the Sub-Advisers, as applicable, and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’s extensive administrative, accounting, and compliance infrastructures, Dreyfus supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

28

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and the Performance Universe median for the reported 1-year period.The Board noted that the fund commenced operations in July 2010 and further noted the fund’s limited asset growth and Board determination made separately at the Board meeting to close the fund and approve liquidating it by year-end.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s total expenses were at the Expense Group median and the Expense Universe median. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates or the respective Sub-Advisers by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus, EACM, or one of the respective Sub-Advisers considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that neither Dreyfus nor EACM advises any separate accounts and/ or other type of client portfolios with similar investment strategies and policies as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

Board considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM and each Sub-Adviser and Dreyfus. The Board also noted EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, EACM, and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and each Sub-Adviser pursuant to the respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus

30

representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus, EACM, and the Sub-Advisers were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

The Board considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus’ representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board noted that the fund’s Management Agreement would expire prior to the proposed liquidation date, and separately determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

32

Dreyfus

Select Managers

Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
34	Information About the Renewal of
the Fund’s Management, Portfolio
Allocation Management and
Sub-Invesment Advisory Agreements

FOR MORE INFORMATION

Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2011, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets proved quite volatile during the reporting period as investors struggled with persistently sluggish U.S. and global economic growth.An escalating sovereign debt crisis in Europe, monetary tightening in China and India and a contentious debate regarding taxes, spending and borrowing in the United States sparked a flight to quality in which equity investors generally flocked to relatively safer equity alternatives, such as large-cap, multinational companies with strong cash flows and balance sheets.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. However, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your long-term investment targets, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2011, through November 30, 2011, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2011, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of –9.10%, Class C shares returned –9.50% and Class I shares returned –8.97%.1 In comparison, the total return of the Russell 2000 Growth Index (the “Index”), the fund’s benchmark, was –12.31% for the same period.2

The reporting period proved volatile as macroeconomic disappointments throughout the world took their toll on U.S. stocks.The fund produced higher returns than its benchmark, primarily due to relatively stronger results in the consumer discretionary and health care sectors.

The Fund’s Investment Approach

The fund seeks long term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make recommendations to Dreyfus and the fund’s Board.

The fund’s assets are currently under the day-to-day management of five sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 29% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time. Approximately 30% of the fund’s assets are under the management of Geneva Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

long periods of time.Approximately 26% of the fund’s assets are under the management of Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks. King Investment Advisors, Inc. and Nicholas Investment Partners, L.P. each manage 8% of the fund’s assets.These percentages can change over time, within ranges described in the prospectus.

Deteriorating Sentiment Sparked Volatility

Investor confidence generally was shaken in the spring of 2011 when Greece and other members of the European Union struggled with a resurgent debt crisis.At the same time, the U.S. economy slowed amid a contentious political debate regarding U.S. government spending and borrowing.These concerns were exacerbated by the lingering effects of natural and nuclear disasters in Japan and inflation fears in the emerging markets.

In this challenging climate, investors shifted their focus to traditionally defensive investments, producing bouts of heightened stock market volatility.Turbulence was particularly severe in August and September, after a major credit-rating agency downgraded its assessment of long-term U.S. debt securities. In contrast, stocks that had been hard-hit in late summer rebounded to a significant degree in October as some macroeconomic concerns eased. While small-cap stocks were hit harder than their large-cap counterparts during the market downturn, growth stocks generally held up better than value stocks.

Small-Cap Stocks Fell Out of Favor

Despite the challenges presented by a broadly declining stock market, the fund’s sub-advisers identified strong performers among individual companies that helped cushion the brunt of market weakness. In the consumer discretionary sector, auto repair chain Monro Muffler Brake benefited from consumers’ reluctance to purchase new cars and trucks, which resulted in increased maintenance and repair of older vehicles. In addition, beauty products retailer Ulta Salon, Cosmetics & Fragrance advanced after raising earnings guidance and then reporting actual results exceeding those projections. Health care companies also fared relatively well, in part due to their traditionally defensive characteristics. The fund benefited from a mildly overweighted position in the health care sector. Successful stock selections included pharmaceutical devel-

oper Pharmasset, which introduced a new medication for Hepatitis C. Athenahealth, which provides online support services for physicians, reported strong quarterly earnings and raised its earnings guidance for its full fiscal year.

The fund produced more disappointing results in the consumer staples sector, as an accounting investigation of packaged food producer Diamond Foods delayed a planned acquisition.

The fund’s Board approved two new sub-advisers during the reporting period. King Investment Advisors seeks to identify stocks that are trading at a discount to their private-market value, lower price/earnings to EPS growth, or at the lower end of their valuation range. Nicholas Investment Partners uses a bottom-up approach, combining rigorous fundamental analysis with the discipline and objectivity of quantitative analytics.

Small Cap Stocks May Be Poised for Improved Performance

We ended the reporting period with cautious optimism. Although economic uncertainty persists, we see attractive valuations of growth companies that we believe are fundamentally sound and potentially poised to advance if investor sentiment normalizes.

December 15, 2011

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October
1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.44	$10.05	$5.01
Ending value (after expenses)	$909.00	$905.00	$910.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$6.81	$10.63	$5.30
Ending value (after expenses)	$1,018.25	$1,014.45	$1,019.75

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.11% for Class C and 1.05%
for Class I, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2011 (Unaudited)

Common Stocks—98.3%	Shares	Value ($)
Consumer Discretionary—17.8%
Allegiant Travel	11,570[a]	602,566
Arctic Cat	3,801[a]	75,564
Asbury Automotive Group	17,200[a]	339,184
Avis Budget Group	7,036[a]	83,025
BJ’s Restaurants	19,087[a]	917,703
Body Central	5,597[a]	119,664
Bravo Brio Restaurant Group	19,075[a]	328,662
Brunswick	14,325	266,731
Build-A-Bear Workshop	30,800 [a]	246,092
Callaway Golf	92,100	520,365
Capella Education	8,005 [a]	272,170
Caribou Coffee	7,565[a]	102,203
Cheesecake Factory	31,440[a]	891,638
CROCS	3,610[a]	55,991
Dick’s Sporting Goods	10,535	414,131
DTS	16,990[a]	489,142
Elizabeth Arden	6,072[a]	229,522
Express	4,508	102,287
FactSet Research Systems	6,635	618,581
Francesca’s Holdings	7,369	121,588
Grand Canyon Education	42,558 [a]	657,521
Hibbett Sports	23,785[a]	1,082,455
JOS. A. Bank Clothiers	11,700 [a]	576,576
K12	965[a]	24,096
La-Z-Boy	26,000[a]	257,400
Liquidity Services	21,405[a]	729,054
Liz Claiborne	13,323[a,b]	110,181
LKQ	67,560[a]	2,062,607
Marchex, Cl. B	10,273	70,986
Mattress Firm Holding	15,345	338,971
MDC Partners, Cl. A	7,020	101,790
Mobile Mini	18,715[a]	337,431
MWI Veterinary Supply	10,935[a]	755,718
Pacific Sunwear of California	165,600[a]	230,184
Panera Bread, Cl. A	5,500[a]	788,590

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Pier 1 Imports	10,335	[a]	140,453
PriceSmart	4,091		277,574
Saks	13,938	[a,b]	132,690
Select Comfort	45,642	[a]	845,746
ServiceSource International	16,338	[b]	217,949
Sonic Automotive, Cl. A	7,043		104,025
Sotheby’s	14,347		450,639
Steven Madden	2,970	[a]	105,910
Teavana Holdings	12,049		240,619
Tesla Motors	30,095	[a,b]	985,310
Titan International	18,581		400,235
Ulta Salon, Cosmetics & Fragrance	25,181	[a]	1,753,353
United Rentals	21,390	[a,b]	601,915
Vera Bradley	12,368	[a,b]	474,931
Vitamin Shoppe	14,400	[a]	530,064
Wendy’s	34,100		169,136
Westport Innovations	59,434	[a,b]	1,644,539
			23,995,457
Consumer Staples—2.3%
Calavo Growers	3,140		83,398
Fresh Market	30,647		1,202,282
TreeHouse Foods	12,375	[a]	815,884
United Natural Foods	27,265	[a]	1,045,067
			3,146,631
Energy—5.0%
Berry Petroleum, Cl. A	1,853		81,310
Comstock Resources	22,750	[a]	378,333
Dril-Quip	13,525	[a]	962,033
EnerNOC	15,975	[a,b]	157,194
Energy XXI	5,562	[a]	174,869
GeoResources	18,130	[a]	516,886
Gulfport Energy	6,816	[a]	216,408
Key Energy Services	8,516	[a]	128,592
Kodiak Oil & Gas	77,962	[a]	692,302
McMoRan Exploration	21,400	[a]	341,972
Rex Energy	16,770	[a]	270,835

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Rosetta Resources	25,025	[a]	1,359,858
SM Energy	13,235		1,052,050
Superior Energy Services	10,975	[a]	326,067
Tesco	11,000	[a]	146,630
			6,805,339
Exchange Traded Funds—.9%
iShares Russell 2000 Index Fund	15,953	[b]	1,176,215
Financial—4.8%
Affiliated Managers Group	4,160	[a]	393,411
Cardtronics	7,565	[a]	205,617
Cass Information Systems	14,285		552,972
Coinstar	7,200	[a,b]	307,368
Financial Engines	70,900	[a]	1,557,673
GFI Group	60,600		257,550
HFF, Cl.A	7,935	[a]	89,031
MarketAxess Holdings	20,905		604,991
Portfolio Recovery Associates	13,670	[a]	948,288
SPS Commerce	29,850	[a]	699,983
Strategic Hotels & Resorts	48,069	[a,c]	241,306
Texas Capital Bancshares	23,330	[a]	673,304
			6,531,494
Health Care—16.7%
Abaxis	23,675	[a]	655,087
ABIOMED	5,535	[a]	111,475
Accretive Health	2,966	[a,b]	68,455
Alkermes	7,291	[a]	111,479
AngioDynamics	46,690	[a]	705,953
athenahealth	29,845	[a]	1,772,793
AtriCure	4,443	[a]	45,052
Auxilium Pharmaceuticals	31,550	[a]	549,917
Bio-Reference Labs	37,695	[a]	467,418
Cardiovascular Systems	11,710	[a]	120,496
Cepheid	77,133	[a]	2,645,662
Cubist Pharmaceuticals	2,008	[a]	77,449
DexCom	11,836	[a]	94,925
Dynavax Technologies	18,264	[a]	56,801

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Emergent BioSolutions	23,550	[a]	401,292
Endologix	8,773	[a]	99,486
Exact Sciences	24,880	[a]	211,231
Genomic Health	14,375	[a]	390,856
Haemonetics	10,195	[a]	603,850
Healthcare Services Group	35,450		640,227
Hologic	22,200	[a]	390,942
IDEXX Laboratories	7,120	[a]	535,353
Illumina	11,900	[a]	331,058
Insulet	17,050	[a]	316,789
IPC The Hospitalist	15,620	[a]	720,082
Jazz Pharmaceuticals	2,543	[a]	100,754
MAKO Surgical	36,110	[a,b]	1,039,968
MAP Pharmaceuticals	5,349	[a]	73,549
Masimo	21,565		445,533
Mednax	16,505	[a]	1,112,437
Medtox Scientific	13,185		185,117
Merge Healthcare	14,561	[a]	78,775
Neogen	44,651	[a]	1,573,054
NxStage Medical	27,759	[a]	543,521
Omnicare	9,400		306,534
PAREXEL International	49,165	[a]	985,759
Salix Pharmaceuticals	1,958	[a]	86,426
STAAR Surgical	14,397	[a]	141,523
SXC Health Solutions	20,106	[a]	1,182,635
Techne	20,835		1,406,154
Theravance	11,175	[a]	260,825
Thoratec	11,700	[a]	355,914
Tornier	6,569		118,045
Wright Medical Group	21,600	[a]	317,088
Zoll Medical	2,629	[a]	121,013
			22,558,752
Industrial—18.1%
Acuity Brands	19,790		994,448
Aerovironment	11,505	[a]	351,018

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
American Railcar Industries	6,066	[a]	144,310
Beacon Roofing Supply	40,330	[a]	787,645
Chart Industries	26,675	[a]	1,623,440
Chemed	22,445		1,204,399
CoStar Group	9,215	[a]	613,166
Donaldson	11,485		785,000
Echo Global Logistics	34,454	[a]	541,617
Forrester Research	19,050		616,648
Forward Air	15,145		486,154
Furmanite	17,561	[a]	119,590
GATX	2,856		121,923
Genesee & Wyoming, Cl. A	18,605	[a]	1,136,207
Hexcel	56,531	[a]	1,408,752
HMS Holdings	36,405	[a]	1,104,164
iRobot	17,164	[a]	544,957
Lindsay	1,885		106,484
Marten Transport	32,592		601,649
MAXIMUS	27,994		1,164,550
Middleby	14,687	[a]	1,340,629
Monro Muffler Brake	29,122		1,169,248
Newpark Resources	61,159	[a]	547,985
Old Dominion Freight Line	2,067	[a]	80,220
Orbital Sciences	21,800	[a]	323,730
Polypore International	11,129	[a]	545,878
Quality Distribution	10,965	[a]	110,747
Resources Connection	40,535		433,724
Ritchie Brothers Auctioneers	46,720	[b]	961,030
Robbins & Myers	5,265		280,098
Rollins	77,920		1,729,824
Rush Enterprises, Cl. A	7,943	[a]	152,188
SuccessFactors	15,969	[a]	408,806
Swift Transportation	26,665		227,186
Textainer Group Holdings	3,249		88,048
Titan Machinery	7,337	[a]	159,213
Triumph Group	14,516		863,557

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Twin Disc	8,560	362,944
Wabash National	12,995 [a]	95,383
Werner Enterprises	4,245	99,503
		24,436,062
Information Technology—28.3%
Allscripts Healthcare Solutions	41,785[a]	813,136
Bottomline Technologies	33,005[a]	742,612
BroadSoft	19,798[a]	694,514
Cabot Microelectronics	18,575[a]	772,163
Cirrus Logic	6,189[a]	100,819
Cognex	11,980	427,327
CommVault Systems	7,436[a]	369,048
Concur Technologies	28,940[a]	1,366,836
Constant Contact	42,375[a]	927,165
Cornerstone OnDemand	4,435	71,492
Cymer	8,045[a]	359,772
Cypress Semiconductor	8,027	153,075
DealerTrack Holdings	28,000[a]	725,200
Digi International	61,110[a]	671,599
Ebix	33,395[a,b]	717,992
Echelon	56,045[a]	275,741
eResearch Technology	67,100[a]	307,318
FARO Technologies	18,895[a]	915,462
Fortinet	25,528[a]	612,416
Fusion-io	28,740[b]	962,503
Gentex	36,638	1,080,088
HealthStream	3,139[a]	52,955
Hittite Microwave	2,437[a]	132,597
Imperva	5,860	163,318
InnerWorkings	60,185[a]	546,480
Interactive Intelligence Group	27,700[a]	617,710
InvenSense	19,920	224,299
IPG Photonics	24,250[a]	929,502

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Lattice Semiconductor	53,980	[a]	371,922
LivePerson	27,231	[a]	342,566
Logmein	17,500	[a]	752,675
Medidata Solutions	23,410	[a]	472,414
Mellanox Technologies	14,564	[a]	509,886
Mitek Systems	9,610	[a,b]	70,441
Nanometrics	18,298	[a]	301,368
Napco Security Technologies	6,895	[a]	15,169
National Instruments	52,697		1,385,931
NetSuite	35,220	[a]	1,427,819
Omnicell	21,900	[a]	353,904
Opnet Technologies	18,046		643,701
Parametric Technology	6,126	[a]	127,605
Pegasystems	32,732	[b]	945,300
Power Integrations	21,740		764,161
Procera Networks	18,060	[a]	290,585
PROS Holdings	16,260	[a]	260,323
QLIK Technologies	23,608	[a]	646,151
Quality Systems	31,370		1,108,930
Rackspace Hosting	20,134	[a]	873,413
RF Micro Devices	23,655	[a]	147,371
Riverbed Technology	29,745	[a]	773,370
Rogers	2,015	[a]	79,996
SciQuest	26,213	[a]	382,710
Semtech	48,890	[a]	1,134,248
Shuffle Master	14,543	[a]	161,282
Solarwinds	8,590	[a]	281,666
Sourcefire	10,882	[a]	360,412
Stratasys	15,350	[a]	471,552
Synaptics	5,350	[a]	173,661
Synchronoss Technologies	4,293	[a]	128,318
Taleo, Cl. A	2,302	[a]	74,562
Teradyne	18,842	[a]	253,613

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Travelzoo	10,625	[a,b]	297,394
Tyler Technologies	32,845	[a]	1,052,682
Ultimate Software Group	61,401	[a]	4,072,115
Ultratech	16,415	[a]	380,828
Verint Systems	22,975	[a]	649,963
			38,273,146
Materials—2.6%
Balchem	24,850		1,031,275
CIRCOR International	16,550		537,875
Globe Specialty Metals	5,475		81,742
Intrepid Potash	12,275	[a]	284,289
Kaydon	14,515		458,384
Kraton Performance Polymers	3,781	[a]	79,477
Penn Virginia	42,400		224,720
RBC Bearings	20,775	[a]	877,744
			3,575,506
Telecommunications—1.8%
Acme Packet	13,510	[a]	451,639
Aruba Networks	28,188	[a]	594,767
EZchip Semiconductor	18,160	[a]	587,113
Leap Wireless International	40,800	[a]	370,056
NII Holdings	18,725	[a]	430,862
			2,434,437
Total Common Stocks
(cost $122,765,067)			132,933,039

Investment of Cash Collateral
for Securities Loaned—6.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,330,910)	8,330,910 [d]	8,330,910

Total Investments (cost $131,095,977)	104.5%	141,263,949
Liabilities, Less Cash and Receivables	(4.5%)	(6,053,451)
Net Assets	100.0%	135,210,498

a Non-income producing security.
b Security, or portion thereof, on loan.At November 30, 2011, the value of the fund’s securities on loan was
$8,408,754 and the value of the collateral held by the fund was $8,330,910.
c Investment in real estate investment trust.
d Investment in affiliated money market fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	28.3	Financial	4.8
Industrial	18.1	Materials	2.6
Consumer Discretionary	17.8	Consumer Staples	2.3
Health Care	16.7	Telecommunications	1.8
Money Market Investment	6.2	Exchange Traded Funds	.9
Energy	5.0		104.5

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $8,408,754)—Note 1(b):
Unaffiliated issuers		122,765,067	132,933,039
Affiliated issuers		8,330,910	8,330,910
Cash			2,424,155
Receivable for investment securities sold			1,235,390
Receivable for shares of Common Stock subscribed			351,540
Dividends and securities lending income receivable			91,224
Prepaid expenses			42,261
			145,408,519
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			136,302
Liability for securities on loan—Note 1(b)			8,330,910
Payable for investment securities purchased			1,436,875
Payable for shares of Common Stock redeemed			226,631
Accrued expenses			67,303
			10,198,021
Net Assets ($)			135,210,498
Composition of Net Assets ($):
Paid-in capital			131,561,234
Accumulated Investment (loss)—net			(365,297)
Accumulated net realized gain (loss) on investments			(6,153,411)
Accumulated net unrealized appreciation
(depreciation) on investments			10,167,972
Net Assets ($)			135,210,498

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,139,257	199,414	133,871,827
Shares Outstanding	68,262	12,089.42	7,992,658
Net Asset Value Per Share ($)	16.69	16.49	16.75

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $1,816 foreign taxes withheld at source)	180,258
Income from securities lending—Note 1(b)	78,281
Total Income	258,539
Expenses:
Management fee—Note 3(a)	531,529
Registration fees	52,358
Professional fees	31,543
Custodian fees—Note 3(c)	7,448
Prospectus and shareholders’ reports	5,431
Shareholder servicing costs—Note 3(c)	3,972
Directors’ fees and expenses—Note 3(d)	1,738
Loan commitment fees—Note 2	773
Distribution fees—Note 3(b)	741
Miscellaneous	11,010
Total Expenses	646,543
Less—reduction in management fee due to undertaking—Note 3(a)	(22,706)
Less—reduction in fees due to earnings credits—Note 3(c)	(1)
Net Expenses	623,836
Investment (Loss)—Net	(365,297)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(5,102,712)
Net unrealized appreciation (depreciation) on investments	(4,567,118)
Net Realized and Unrealized Gain (Loss) on Investments	(9,669,830)
Net (Decrease) in Net Assets Resulting from Operations	(10,035,127)

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011[a]
Operations ($):
Investment (loss)—net	(365,297)	(382,189)
Net realized gain (loss) on investments	(5,102,712)	(924,132)
Net unrealized appreciation
(depreciation) on investments	(4,567,118)	14,735,090
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,035,127)	13,428,769
Dividends to Shareholders from ($):
Return of Capital:
Class A Shares	—	(3,991)
Class C Shares	—	(3,855)
Class I Shares	—	(87,963)
Total Dividends	—	(95,809)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	502,796	1,543,542
Class C Shares	11,201	1,040,566
Class I Shares	45,904,211	107,868,046
Dividends reinvested:
Class A Shares	—	151
Class C Shares	—	15
Class I Shares	—	37,375
Cost of shares redeemed:
Class A Shares	(26,268)	(1,257,599)
Class C Shares	(4,517)	(1,264,893)
Class I Shares	(13,593,756)	(8,848,205)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	32,793,667	99,118,998
Total Increase (Decrease) in Net Assets	22,758,540	112,451,958
Net Assets ($):
Beginning of Period	112,451,958	—
End of Period	135,210,498	112,451,958
Accumulated investment (loss)—net	(365,297)	—

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011[a]
Capital Share Transactions:
Class A
Shares sold	28,546	111,006
Shares issued for dividends reinvested	—	9
Shares redeemed	(1,545)	(69,754)
Net Increase (Decrease) in Shares Outstanding	27,001	41,261
Class C
Shares sold	627	82,360
Shares issued for dividends reinvested	—	1
Shares redeemed	(307)	(70,592)
Net Increase (Decrease) in Shares Outstanding	320	11,769
Class I
Shares sold	2,790,641	6,547,983
Shares issued for dividends reinvested	—	2,292
Shares redeemed	(855,628)	(492,630)
Net Increase (Decrease) in Shares Outstanding	1,935,013	6,057,645

a From July 1, 2010 (commencement of operations) to May 31, 2011.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2011	Year Ended
Class A Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.15)
Net realized and unrealized
gain (loss) on investments	(1.59)	6.06
Total from Investment Operations	(1.67)	5.91
Distributions:
Return of capital	—	(.05)
Net asset value, end of period	16.69	18.36
Total Return (%)[c,d]	(9.10)	47.31
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.49	2.95
Ratio of net expenses to average net assets[e]	1.35	1.40
Ratio of net investment (loss)
to average net assets[e]	(.92)	(1.03)
Portfolio Turnover Rate[d]	54.09	70.41
Net Assets, end of period ($ x 1,000)	1,139	758

a	From July 1, 2010 (commencement of operations) to May 31, 2011.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2011	Year Ended
Class C Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.14)	(.26)
Net realized and unrealized
gain (loss) on investments	(1.59)	6.03
Total from Investment Operations	(1.73)	5.77
Distributions:
Return of capital	—	(.05)
Net asset value, end of period	16.49	18.22
Total Return (%)[c,d]	(9.50)	46.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.19	3.73
Ratio of net expenses to average net assets[e]	2.11	2.15
Ratio of net investment (loss)
to average net assets[e]	(1.69)	(1.77)
Portfolio Turnover Rate[d]	54.09	70.41
Net Assets, end of period ($ x 1,000)	199	214

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2011	Year Ended
Class I Shares	(Unaudited)	May 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.13)
Net realized and unrealized
gain (loss) on investments	(1.60)	6.08
Total from Investment Operations	(1.65)	5.95
Distributions:
Return of capital	—	(.05)
Net asset value, end of period	16.75	18.40
Total Return (%)[c]	(8.97)	47.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.09	1.77
Ratio of net expenses to average net assets[d]	1.05	1.15
Ratio of net investment (loss)
to average net assets[d]	(.61)	(.84)
Portfolio Turnover Rate[c]	54.09	70.41
Net Assets, end of period ($ x 1,000)	133,872	111,480

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund.The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”), Cupps Capital Management, LLC (“CCM”), King Investment Advisors, Inc. (“King”) and Nicholas Investment Partners, L.P. (“Nicholas”), serve as the fund’s sub-investment advisers, each managing a percentage of the fund’s portfolio. Effective July 29, 2011, the Board of Directors approved a new Sub-Investment Advisory Agreement, with King and Nicholas.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of November 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 10,539 Class A and 10,607 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	128,462,352	—	—	128,462,352
Equity Securities—
Foreign†	3,294,472	—	—	3,294,472
Mutual Funds/
Exchange Traded
Funds	9,507,125	—	—	9,507,125

† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended November 30, 2011, The Bank of New York Mellon earned $33,549 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended November 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	5/31/2011	($)	Purchases ($)	Sales ($)	11/30/2011	($)	Assets (%)
Dreyfus
Institutional
Cash
Advantage
Fund	—		26,438,298	18,107,388	8,330,910		6.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended May 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2011 was as follows: return of capital $95,809.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until October 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.15% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $22,706 during the period ended November 30, 2011.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Riverbridge, Geneva, CCM, King and Nicholas, Dreyfus pays Riverbridge, Geneva, CCM, King and Nicholas separate monthly fees at an annual percentage of the fund’s average daily net assets.

During the period ended November 30, 2011, the Distributor retained $4,906 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2011, Class C shares were charged $741 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class A and Class C shares were charged $1,322 and $247, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $1,207 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under cash management agreements for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $74 pursuant to the cash management agreements, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $7,448 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $2,981 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $97,127, Rule 12b-1 distribution plan fees $120, shareholder services plan fees $269, custodian fees $33,521, chief compliance officer fees $4,743 and transfer agency per account fees $522.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2011, amounted to $95,713,033 and $64,180,218, respectively.

At November 30, 2011, accumulated net unrealized appreciation on investments was $10,167,972, consisting of $15,302,795 gross unrealized appreciation and $5,134,823 gross unrealized depreciation.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT, PORTFOLIO ALLOCATION MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2011, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services; (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors, LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements with each of Riverbridge Partners, LLC, Geneva Capital Management Ltd., and Cupps Capital Management, LLC, (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio (collectively, the “Sub-Advisory Agreements”),.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and EACM. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from Dreyfus representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus and EACM confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size, and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the personnel associated with Dreyfus, EACM, and the Sub-Advisers, as applicable, and that Dreyfus provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’s extensive administrative, accounting, and compliance infrastructures, Dreyfus supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial state-

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

ments available to Lipper as of September 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median and the Performance Universe medians for the reported 1-year time periods.The Board noted that the Fund commenced operations in July 2010. Dreyfus also provided a comparison of the fund’s total return for its one calendar year of existence to the return of the fund’s benchmark index, and the Board noted the fund’s return was higher.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above below the Expense Group median and the Expense Universe median, and the fund’s actual total expenses were below the Expense Group median and the Expense Universe medians.The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus Rrepresentatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates or the respective Sub-Advisers by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus, EACM, or one of the respective Sub-Advisers considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus Rrepresentatives of Dreyfus noted that neither Dreyfus nor EACM advisemanage any institutional separate accounts and/ or other types of client portfolios with similar invest-

ment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.TThe Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM and each Sub-Adviser and Dreyfus. The Board also noted EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, EACM, and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and each Sub-

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

Adviser pursuant to the respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus, EACM, and the Sub-Advisers were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus’ representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board members determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

APPROVAL OF ADDITONAL SUB-INVESTMENT ADVISERS

At a meeting of the fund’s Board of Directors held on July 18, 2011, the Board considered the approval of a separate Sub-Investment Advisory Agreement with each of King Investment Advisors, Inc. and Nicholas Investment Partners, L.P. ( each a “Sub-Adviser”), pursuant to which each Sub-Adviser would serve as an additional sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio ( each a “Sub-Advisory Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and EACM. In considering approval of each Sub-Advisory Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information previously provided to them in a presentation from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus also

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT,
PORTFOLIO ALLOCATION MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board considered the portfolio management and research capabilities of each Sub-Adviser, each Sub-Adviser’s portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution, and that Dreyfus and EACM would supervise each Sub-Adviser’s activities with respect to the fund.

Comparative Analysis of Performance and Fees. Representatives of Dreyfus and EACM reviewed the respective investment strategies to be employed by each Sub-Adviser in managing its portion of the fund’s assets.The Board considered EACM’s presentation regarding each Sub-Adviser’s respective portfolio management and research resources and capabilities, experience in managing small cap equity funds, their historical investment performance in the strategy to be employed for the fund, their respective reputations and financial condition, their brokerage and trading policies and practices, and their internal compliance programs, as well as Dreyfus’ and EACM’s recommendation and supervision of, and relationship with, each Sub-Adviser.

Dreyfus representatives reviewed with the Board members the advisory fees paid to the Sub-Adviser for funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by the Sub-Adviser considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Dreyfus representatives noted that neither Dreyfus nor EACM advise any separate accounts and/ or other types of client portfolios considered to have similar investment strategies and policies as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors

The Board considered the fee to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services to be provided by the Sub-Adviser and Dreyfus.The Board noted each Sub-Adviser’s fee would be paid by Dreyfus (out of its fee from the fund) and not the fund and would be at the same rate as that payable to the fund’s other sub-advisers.

Analysis of Profitability. Since Dreyfus, and not the fund, would pay the Sub-Adviser, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approval of the Sub-Advisory Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each Sub-Adviser, as follows.

  The Board concluded that the nature, extent, and quality of the services to be provided by the Sub-Adviser are adequate and appropriate, in light of the considerations described above.

  The Board concluded that the fee to be paid to the Sub-Adviser is reasonable, in light of the considerations described above, and that consideration of the total expense ratios, profitability, and economics of scale were not relevant to the determination.

The Board considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of each Sub-Advisory Agreement was in the best interests of the fund and its shareholders.

The Fund 41

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)